Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

The components of prepayments and other current assets are as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Prepayments	1,392,929	966,439	140,120
VAT recoverable	670,541	326,427	47,328
Interest receivables	364,594	119,564	17,335
Rental and other deposits	111,139	86,915	12,602
Others	885,484	799,034	115,850
	3,424,687	2,298,379	333,235

The prepayments mainly consist of advertising fees paid in advance.